Concentration of Credit Risk - Schedule of Single Customers Total Accounts Receivable (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, Amount	$ 21,573,264	$ 17,781,671
Accounts receivable, Percentage	42.00%	32.00%
Customer E [Member]
Concentration Risk [Line Items]
Accounts receivable, Amount	$ 8,658,074	$ 8,842,813
Accounts receivable, Percentage	16.80%	15.90%
Customer F [Member]
Concentration Risk [Line Items]
Accounts receivable, Amount	$ 5,975,125	$ 6,105,155
Accounts receivable, Percentage	11.60%	11.00%